Other assets (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other assets.
Amount receivable from the sale of non-controlling interest in a subsidiary	R$ 87,318	R$ 77,154
Commissions and bonus receivable	113,546	142,543
Prepaid expenses	321,830	159,688
Pending settlements	277,953	148,995
Sundry debtors	91,627	71,234
Advanced Payment to Third Parties	23,911	58,604
Unbilled services provided	31,870	0
Transactions amount to settle	122,859	0
Premium or discount on transfer of financial assets	71,460	0
Early settlement of credit operations	23,328	7,524
Agreements on sales of properties receivable	38,467	27,948
Tax and contributions to be offset against future amounts payable	176,513	51,928
Other Amounts	44,826	47,117
Total	R$ 1,425,508	R$ 792,735